Leases - Maturity Analysis of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 23,211
2025
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	6,942
2026
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	5,073
2027
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	3,676
2028
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	3,133
2029
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	2,412
2030
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 1,975